Cover Page Cover Page	Sep. 11, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604738
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	490-9600
City Area Code	972
Entity Address, Postal Zip Code	75254
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Address Line Two	Suite 1200
Entity Address, Address Line One	14185 Dallas Parkway
Entity Tax Identification Number	84-2331507
Entity File Number	001-36400
Entity Incorporation, State or Country Code	NV
Entity Registrant Name	ASHFORD INC.
Document Period End Date	Sep. 11, 2024
Document Type	8-K